Warrant Liability (Details) $ in Thousands	9 Months Ended
	Sep. 30, 2025 USD ($) shares	Sep. 30, 2024 USD ($)
Warrant Liability [Line Items]
Fair value of warrants	$ 100
Warrants	493
Warrants [Member]
Warrant Liability [Line Items]
Warrants	$ 92	$ 335
Volatility [Member]
Warrant Liability [Line Items]
Warrants’ fair value measurement input	5
Private Placement [Member]
Warrant Liability [Line Items]
Number of private placement warrants (in Shares) | shares	3,112,080